World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	118,401,993.95	13,178
Yield Supplement Overcollateralization Amount at 01/31/15	1,361,828.12	0
Receivables Balance at 01/31/15	119,763,822.07	13,178
Principal Payments	7,075,701.79	282
Defaulted Receivables	231,430.33	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	1,218,051.41	0
Pool Balance at 02/28/15	111,238,638.54	12,879

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	15.05%

Prepayment ABS Speed	1.19%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.29%
Weighted Average APR, Yield Adjusted	5.61%
Weighted Average Remaining Term	25.42

Delinquent Receivables:
Past Due 31-60 days	2,287,329.96	193
Past Due 61-90 days	572,056.56	45
Past Due 91 + days	143,387.49	17
Total	3,002,774.01	255

Total 31+ Delinquent as % Ending Pool Balance	2.70%

Recoveries	264,071.62

Aggregate Net Losses/(Gains) - February 2015	(32,641.29)
Current Net Loss Ratio (Annualized)	(0.33)%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.01%

Flow of Funds	$ Amount

Collections	7,703,164.95
Advances	(10,961.50)
Investment Earnings on Cash Accounts	1,012.61
Servicing Fee	(99,803.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,593,412.87

Distributions of Available Funds
(1) Class A Interest	100,561.68
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,163,355.41
(7) Distribution to Certificateholders	297,827.33
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,593,412.87

Servicing Fee	99,803.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 02/17/15	111,159,193.65
Principal Paid	7,163,355.41
Note Balance @ 03/16/15	103,995,838.24

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-3
Note Balance @ 02/17/15	4,435,193.65
Principal Paid	4,435,193.65
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-4
Note Balance @ 02/17/15	87,531,000.00
Principal Paid	2,728,161.76
Note Balance @ 03/16/15	84,802,838.24
Note Factor @ 03/16/15	96.8832051%

Class B
Note Balance @ 02/17/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	19,193,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	132,230.13
Total Principal Paid	7,163,355.41
Total Paid	7,295,585.54

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	3,548.15
Principal Paid	4,435,193.65
Total Paid to A-3 Holders	4,438,741.80

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	2,728,161.76
Total Paid to A-4 Holders	2,825,175.29

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1876339
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1647672
Total Distribution Amount	10.3524011

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0146014
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	18.2518257
Total A-3 Distribution Amount	18.2664271

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	31.1679492
Total A-4 Distribution Amount	32.2762826

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/15	35,801.15
Balance as of 02/28/15	24,839.65
Change	(10,961.50)

Reserve Account
Balance as of 02/17/15	1,810,700.07
Investment Earnings	208.36
Investment Earnings Paid	(208.36)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07